DEFERRED CHARGES (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Revenue Recognition and Deferred Revenue [Abstract]
Aggregate amortization expense	$ 506,044	$ 502,829
Weighted average life	10 years